Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Disclosure [Abstract]
2019	¥ 225,522
2020	155,490
2021	58,620
2022	204,428
2023	16,437
Later fiscal years	188,476
Total	¥ 848,973	¥ 734,886